Financial Instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Gold incurred a loss	$ 24,905,000	$ 16,790,000
Unrestricted cash	10,309	3,259
Working capital deficit		428,000
Accumulated deficit	(131,841,000)	(156,749)
Working capital Surplus	10,554
Cash payments	215	$ 441
Recognized in prepaid expenses	$ 78		$ 144